UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income (loss)	$ 842	$ 65	$ 626	$ (21)
Items that will not be reclassified subsequently to profit or loss:
Tax impact of remeasurement of revaluation surplus	0	(87)	0	(87)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	0	(87)	0	(87)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(231)	244	(146)	96
Cash flow hedges	(1)	0	(3)	0
Taxes on the above items	0	0	1	0
Share of (losses) earnings from investments in associates	(8)	0	4	0
Other comprehensive income that will be reclassified to profit or loss, net of tax	(240)	244	(144)	96
Total other comprehensive (loss) income	(240)	157	(144)	9
Comprehensive income (loss)	602	222	482	(12)
Attributable to:
Brookfield Infrastructure Partners L.P.	507	(19)	164	(229)
Non-controlling interests	$ 95	$ 241	$ 318	$ 217